Equity method investments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity method investments
Equity method investments

3. Equity method investments

        The following summarizes the operating results for the three months ended March 31, 2012 and 2011, respectively, for our equity earnings interest in our equity method investments:

	Three months ended March 31,
	2012	2011
Revenue
Chambers	$13,227	$13,269
Badger Creek	1,179	3,316
Gregory	4,315	7,181
Orlando	10,812	9,926
Selkirk	12,062	10,902
Other	11,733	1,821

	53,328	46,415
Project expenses
Chambers	9,753	9,380
Badger Creek	1,137	2,983
Gregory	5,780	6,630
Orlando	10,093	9,463
Selkirk	10,335	12,659
Other	8,394	1,428

	45,492	42,543
Project other income (expense)
Chambers	(1,193)	(427)
Badger Creek	(4)	—
Gregory	(83)	(38)
Orlando	(14)	(30)
Selkirk	(65)	(1,636)
Other	(3,530)	(430)

	(4,889)	(2,561)
Project income (loss)
Chambers	2,281	3,462
Badger Creek	38	333
Gregory	(1,548)	513
Orlando	705	433
Selkirk	1,662	(3,393)
Other	(191)	(37)

	2,947	1,311

4. Equity method investments

        The following tables summarize our equity method investments:

		Carrying value as of December 31,
	Percentage of Ownership as of December 31, 2011
Entity name		2011	2010
Frederickson	50.0%	166,837	—
Orlando Cogen, LP	50.0%	25,955	31,543
Badger Creek Limited	50.0%	6,477	7,839
Onondaga Renewables, LLC	50.0%	291	1,761
Topsham Hydro Assets	50.0%	—	8,500
Koma Kulshan Associates	49.8%	5,856	6,491
Chambers Cogen, LP	40.0%	143,797	139,855
Delta-Person, LP	40.0%	—	—
Rockland Wind Farm	30.0%	12,500	—
Idaho Wind Partners 1, LLC	27.6%	36,143	41,376
Selkirk Cogen Partners, LP	18.5%	47,357	53,575
Gregory Power Partners, LP	17.1%	3,520	3,662
PERH	14.3%	25,609	—
Other	—	9	203

Total		$474,351	$294,805

        Equity in earnings (loss) of unconsolidated affiliates was as follows:

	Year Ended December 31,
Entity name	2011	2010	2009
Chambers Cogen, LP	$7,739	$13,144	$6,599
Orlando Cogen, LP	863	2,031	3,152
Gregory Power Partners, LP	524	2,162	1,791
Koma Kulshan Associates	483	452	458
Frederickson	444	—	—
Onondaga Renewables, LLC	(1,761)	(320)	(600)
Idaho Wind Partners 1, LLC	(1,563)	(126)	—
Selkirk Cogen Partners, LP	(406)	(3,454)	(280)
Badger Creek Limited	(4)	749	1,948
Delta-Person, LP	—	—	(644)
Topsham Hydro Assets	—	(436)	1,506
Rumford Cogeneration, LP	—	(359)	(1,904)
Mid-Georgia Cogen, LP	—	—	(2,686)
Rollcast Energy, Inc. (Note 3(f))	—	(66)	(267)
Other	37	—	(559)

Total	6,356	13,777	8,514
Distributions from equity method investments	(21,889)	(16,843)	(27,884)

Equity in earnings (loss) of unconsolidated affiliates, net of distributions	$(15,533)	$(3,066)	$(19,370)

        The following summarizes the balance sheets at December 31, 2011, 2010 and 2009, and operating results for each of the years ended December 31, 2011, 2010 and 2009, respectively, for our proportional ownership interest in equity method investments:

	2011	2010	2009
Assets
Current assets
Chambers	$9,937	$11,391	$10,356
Orlando	6,892	6,965	6,725
Gregory	3,933	3,063	11,358
Selkirk	15,852	11,782	9,431
Badger Creek	766	2,714	2,567
Other	10,671	7,563	2,043
Non-Current assets
Chambers	245,842	253,388	259,989
Orlando	23,805	29,419	34,975
Gregory	16,092	19,490	12,351
Selkirk	47,737	65,036	78,748
Badger Creek	6,011	6,645	9,177
Other	313,142	128,763	34,631

	$700,680	$546,219	$472,351
Liabilities
Current liabilities
Chambers	$16,016	$15,914	$16,898
Orlando	4,742	4,841	5,313
Gregory	3,132	3,421	4,118
Selkirk	14,743	17,371	13,495
Badger Creek	300	1,520	1,795
Other	10,980	76,910	1,704
Non-Current liabilities
Chambers	95,966	109,010	123,946
Orlando	—	—	—
Gregory	13,373	15,470	16,660
Selkirk	1,489	5,872	17,654
Badger Creek	—	—	—
Other	65,588	1,085	11,538

	$226,329	$251,414	$213,121
Operating results
Revenue
Chambers	$49,336	$55,469	$50,745
Orlando	40,345	42,062	41,911
Gregory	28,474	31,291	28,477
Selkirk	54,613	51,915	47,577
Badger Creek	6,546	13,485	12,861
Mid-Georgia	—	—	6,521
Other	16,499	3,501	23,327

	195,813	197,723	211,419
Project expenses
Chambers	39,358	38,377	40,540
Orlando	39,414	39,898	38,694
Gregory	27,440	27,324	24,893
Selkirk	49,595	48,496	44,045
Badger Creek	6,526	11,723	10,897
Mid-Georgia	—	—	6,519
Other	12,126	2,049	22,560

	174,459	167,867	188,148
Project other income (expense)
Chambers	(2,239)	(3,948)	(3,606)
Orlando	(68)	(133)	(65)
Gregory	(510)	(1,805)	(1,793)
Selkirk	(5,424)	(6,873)	(3,812)
Badger Creek	(24)	(1,013)	(16)
Mid-Georgia	—	—	(2,688)
Other	(6,733)	(2,307)	(2,777)

	(14,998)	(16,079)	(14,757)
Project income (loss)
Chambers	$7,739	$13,144	$6,599
Orlando	863	2,031	3,152
Gregory	524	2,162	1,791
Selkirk	(406)	(3,454)	(280)
Badger Creek	(4)	749	1,948
Mid-Georgia	—	—	(2,686)
Other	(2,360)	(855)	(2,010)

	6,356	13,777	8,514